BUSINESS COMBINATIONS AND INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination
Additional consideration related to acquisitions from prior years	$ 30.0	$ 31.2
Goodwill expected to be deductible for tax purposes		143.7
Revenue	7,862.0	7,515.5
Net income (loss) attributable to GFL Environmental Inc.	(722.7)	45.4
Purchase of interests		19.0
Share of net loss from associates	(10.3)	(61.7)
Share of total comprehensive loss from associates	(11.5)	(62.1)
Funding loan to strategic partners	27.9	$ 12.3
lease obligations
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	2.6
Closure and post-closure obligations
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	1.3
Deferred income tax liabilities
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	0.9
Net working capital
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(1.8)
Property, plant and equipment
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	(5.8)
Goodwill
Disclosure of detailed information about business combination
Increase (decrease) purchase price allocations relating to acquisitions	12.4
Business Combinations In Current Fiscal Year
Disclosure of detailed information about business combination
Revenue	83.7
Net income (loss) attributable to GFL Environmental Inc.	24.6
Pro-forma revenue	7,903.2
Pro-forma net income (loss)	$ (932.9)